UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/02
Check here if Amendment [x]; Amendment Number: __1__
This Amendment (Check only one.):  [x] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randy D. Holt
Title:     Vice President and Secretary
Phone:     901-818-5100

Signature, Place, and Date of Signing:

Randy D. Holt          Memphis, Tennessee            02/13/03
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              1

Form 13F Information Table Entry Total:                       114

Form 13f Information Table Value Total:                13,281,787
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Wireless Group         COM              00209A106      227    40178 SH       SOLE                    40178
AT&T Corp                      COM              001957505      900    34484 SH       SOLE                    29900              4584
Alleghany Corp                 COM              017175100    65322   368012 SH       SOLE                   297378             70634
                                                             68093   383622 SH       DEFINED 01             383622
Allied Waste Industries, Inc.  COM              019589308     4190   419000 SH       SOLE                   419000
                                                             18852  1885200 SH       DEFINED 01            1885200
Alltel Corp                    COM              020039103    28351   555900 SH       SOLE                   555900
Amdocs Ltd. Ord                COM              G02602103   349917 35633100 SH       SOLE                 28334100           7299000
                                                             48417  4930400 SH       DEFINED 01            4930400
Aon Corp                       COM              037389103   343707 18195200 SH       SOLE                 15389200           2806000
                                                            227757 12057000 SH       DEFINED 01           12057000
                                                               699    37000 SH       OTHER                   37000
Brascan Corporation            COM              10549P606     2050   100000 SH       SOLE                   100000
Brookfield Properties Corp     COM              112900105     1798    89000 SH       SOLE                    53000             36000
Cable & Wireless ADR           COM              126830207       79    34000 SH       SOLE                    34000
Catellus Development Corp      COM              149111106    50637  2551000 SH       SOLE                  1899000            652000
                                                             48349  2435700 SH       DEFINED 01            2435700
                                                              2045   103000 SH       OTHER                    3000            100000
Checkpoint Systems, Inc.       COM              162825103    21193  2049600 SH       SOLE                  1547500            502100
Comcast Corp Cl A              COM              20030N101   278590 11819673 SH       SOLE                  9384459           2435214
                                                            148111  6283890 SH       DEFINED 01            6283890
                                                               435    18439 SH       OTHER                   18439
Comcast Corp Special Cl A      COM              20030N200   325150 14393517 SH       SOLE                 11976017           2417500
                                                            225403  9978000 SH       DEFINED 01            9978000
                                                               599    26500 SH       OTHER                   26500
Deltic Timber Corp             COM              247850100     4040   151300 SH       SOLE                    71300             80000
                                                             39916  1495000 SH       DEFINED 01            1495000
                                                              7543   282500 SH       OTHER                                    282500
FedEx Corp.                    COM              31428X106   459968  8483361 SH       SOLE                  6834761           1648600
                                                            304445  5615000 SH       DEFINED 01            5615000
                                                              1294    23866 SH       OTHER                   23866
Fiat SPA ADR                   COM              315621888   104692 13168750 SH       SOLE                 12243250            925500
First Tenn Natl                COM              337162101      863    24000 SH       SOLE                    24000
Fleming Cos                    COM              339130106    18343  2792000 SH       SOLE                  1793900            998100
                                                             52560  8000000 SH       DEFINED 01            8000000
Forest City Enterprises, Inc.  COM              345550107    73700  2209900 SH       SOLE                  1232500            977400
                                                             75760  2271675 SH       DEFINED 01            2271675
                                                              9160   274650 SH       OTHER                                    274650
General Motors                 COM              370442105   420490 11407760 SH       SOLE                  9075460           2332300
                                                            184300  5000000 SH       DEFINED 01            5000000
                                                               541    14666 SH       OTHER                   14666
General Motors Class H         COM              370442832   486841 45499171 SH       SOLE                 37672471           7826700
                                                            238914 22328400 SH       DEFINED 01           22328400
                                                               774    72333 SH       OTHER                   72333
Genlyte Group, Inc.            COM              372302109    66692  2140300 SH       DEFINED 01            2140300
Hilton Hotels Corp             COM              432848109   513376 40391482 SH       SOLE                 32802887           7588595
                                                            307383 24184353 SH       DEFINED 01           24184353
                                                              9414   740666 SH       OTHER                   70666            670000
Hollinger International, Inc.  COM              435569108    65516  6448400 SH       SOLE                  4392400           2056000
                                                            109779 10805000 SH       DEFINED 01           10805000
IHOP Corp.                     COM              449623107     6936   289000 SH       SOLE                   139000            150000
                                                             71474  2978100 SH       DEFINED 01            2978100
                                                              8688   362000 SH       OTHER                                    362000
Knight Ridder                  COM              499040103   305376  4828085 SH       SOLE                  3797385           1030700
                                                            188061  2973300 SH       DEFINED 01            2973300
                                                              1415    22366 SH       OTHER                   22366
Koninklijke Philips Electronic COM              500472303    85057  4810900 SH       SOLE                  4242500            568400
                                                             54155  3063069 SH       DEFINED 01            3063069
Marriott International Class A COM              571903202   380666 11580963 SH       SOLE                  9659063           1921900
                                                            241923  7360000 SH       DEFINED 01            7360000
                                                              8415   256000 SH       OTHER                   21000            235000
NCR Corp                       COM              62886E108    86931  3661800 SH       SOLE                  2361000           1300800
                                                             73941  3114600 SH       DEFINED 01            3114600
Neiman Marcus Group Class B    COM              640204301    14089   515500 SH       SOLE                   515500
                                                             63780  2333700 SH       DEFINED 01            2333700
Neiman-Marcus Group            COM              640204202    58209  1915400 SH       SOLE                  1680500            234900
                                                             16873   555200 SH       DEFINED 01             555200
News Corp Ltd ADR              COM              652487703    78094  2975000 SH       SOLE                  2526000            449000
                                                             36356  1385000 SH       DEFINED 01            1385000
PepsiAmericas. Inc.            COM              71343P200    29267  2179200 SH       SOLE                  1959200            220000
                                                             50720  3776600 SH       DEFINED 01            3776600
Pioneer Natural Resources Co.  COM              723787107   260009 10297394 SH       SOLE                  7914494           2382900
                                                            258989 10257000 SH       DEFINED 01           10257000
                                                               858    34000 SH       OTHER                   34000
Plum Creek Timber Co., Inc.    COM              729251108     5017   212600 SH       SOLE                   141900             70700
                                                             78885  3342590 SH       DEFINED 01            3342590
Ralcorp Holdings Inc.          COM              751028101     4412   175500 SH       SOLE                   102000             73500
                                                             50743  2018400 SH       DEFINED 01            2018400
Rayonier, Inc.                 COM              754907103    61916  1368300 SH       SOLE                  1017900            350400
                                                            131225  2900000 SH       DEFINED 01            2900000
Rogers Communications          COM              775109200    40798  4349500 SH       DEFINED 01            4349500
Ruddick Corp.                  COM              781258108    46465  3394100 SH       DEFINED 01            3394100
Saks, Inc.                     COM              79377W108   244301 20809285 SH       SOLE                 15821285           4988000
                                                                78     6666 SH       OTHER                    6666
ServiceMaster Company          COM              81760N109   266085 23971605 SH       SOLE                 18971605           5000000
                                                               749    67500 SH       OTHER                   67500
Shaw Communications, Inc. Clas COM              82028K200    81175  7896400 SH       SOLE                  6728900           1167500
                                                            144818 14087400 SH       DEFINED 01           14087400
St. Paul Cos                   COM              792860108    27615   811000 SH       SOLE                   811000
Telephone & Data Systems, Inc. COM              879433100   328536  6987157 SH       SOLE                  5498157           1489000
                                                            169201  3598500 SH       DEFINED 01            3598500
                                                               423     9000 SH       OTHER                    9000
Texas Industries               COM              882491103     6299   259200 SH       SOLE                   146600            112600
                                                             68579  2822200 SH       DEFINED 01            2822200
The MONY Group, Inc.           COM              615337102     6193   258700 SH       SOLE                   258700
                                                             50025  2089600 SH       DEFINED 01            2089600
Trizec Properties              COM              89687P107   170017 18106136 SH       SOLE                 14518536           3587600
                                                            154746 16479900 SH       DEFINED 01           16479900
                                                              4097   436300 SH       OTHER                   47900            388400
U. S. Industries               COM              912080108     7564  2876200 SH       SOLE                  2227200            649000
                                                             23249  8840000 SH       DEFINED 01            8840000
Vivendi Universal ADR          COM              92851s204   495406 30827995 SH       SOLE                 25432295           5395700
                                                             69919  4350900 SH       DEFINED 01            4350900
                                                               868    54000 SH       OTHER                   54000
Walt Disney Company            COM              254687106   475050 29126300 SH       SOLE                 24151100           4975200
                                                            310640 19046000 SH       DEFINED 01           19046000
                                                               750    46000 SH       OTHER                   46000
Waste Management, Inc.         COM              94106L109   498581 21753116 SH       SOLE                 17490616           4262500
                                                            228285  9960100 SH       DEFINED 01            9960100
                                                               828    36132 SH       OTHER                   36132
Yum! Brands, Inc.              COM              988498101   448347 18511423 SH       SOLE                 15249423           3262000
                                                            297858 12298000 SH       DEFINED 01           12298000
                                                               823    34000 SH       OTHER                   34000
Brascan Corporation            COM              10549P606    83765  4167900 SH       DEFINED 01            4167900